Annual Total Returns- JPMorgan Core Bond Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan Core Bond Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.45%	5.24%	(1.61%)	5.41%	1.01%	2.51%	3.87%	0.35%	8.59%	8.28%